Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE COMPARISON
As discussed in the Compensation Discussion & Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of the Company’s financial, operational, and strategic objectives, and to align our executive pay with key metrics that we have identified as a result of discussions with our shareholders in the course of our ongoing investor relations program. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021, and 2020.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($Mn)	Basic EPS
					Company Total Shareholder Return	Peer Group Total Shareholder Return (5)
2023	$5,213,529	$9,147,241	$2,084,653	$3,692,761	$232.16	$161.74	$120.97	$2.42
2022	$4,882,383	$9,764,850	$2,038,048	$4,101,128	$173.78	$141.01	$105.35	$2.05
2021	$5,052,401	$9,612,920	$2,129,323	$4,100,152	$145.10	$163.92	$70.89	$1.35
2020	$3,788,636	$2,915,886	$1,605,899	$1,220,149	$98.70	$117.75	$78.30	$1.44

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO in the Summary Compensation Table for fiscal years 2023, 2022, 2021, and 2020. Mr. Grisko served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts are not actual amounts paid to our CEO during the applicable year, but reflect the adjustments set out in the
Compensation Actually Paid to the PEO Table
below.

(3)
For 2023, 2022, 2021, and 2020 reflect the amounts of total compensation reported for our NEOs, other than our CEO, reported in the Summary Compensation Table. Messrs. Spurio, Kouzelos and Grove served as non-CEO
NEOs for each of the years presented.

(4)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts are not the actual amounts paid to our NEOs, other than our CEO, during the applicable year, but reflect the adjustments set out in the
Compensation Actually Paid to the
Non-PEO
NEOs Table
below.

(5)
Reflects cumulative total shareholder return on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on page 23), as described in the CD&A of the proxy statement for each applicable year. The peer group disclosed in the 2024 proxy statement is the same as the peer group disclosed in the 2023 proxy statement, other than the removal of Volt Information Sciences, Inc., which was acquired in April 2022 by American Cyberstreams, Inc. Volt Information Sciences, Inc. was removed from the peer group because it no longer publicly reported compensation data following the acquisition.

Comparison of TSR Using Newly Selected Peer Group vs. Prior Peer Group
2023
: $161.74 (new peer group) vs. $161.74 (prior peer group). Cumulative TSR is equal because Volt Information Sciences, Inc. was not publicly traded during 2023 and thus is excluded from the prior peer group calculation of 2023 TSR.
2022
: $141.01 (new peer group) vs. $141.01 (prior peer group). Cumulative TSR is equal because Volt Information Sciences, Inc. was not publicly traded during the entirety of 2022 and thus is excluded from the prior peer group calculation of 2022 TSR.
2021
: $163.93 (new peer group) vs. $163.92 (prior peer group). Cumulative TSR is not equal because Volt Information Sciences, Inc. was included in the prior peer group calculation of 2021 TSR.
2020
: $117.77 (new peer group) vs. $117.75 (prior peer group). Cumulative TSR is not equal because Volt Information Sciences, Inc. was included in the prior peer group calculation of 2020 TSR.
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2023	2022		2021	2020
Total Compensation for CEO as reported SCT for the covered year	$5,213,529		$4,882,383	$5,052,401		$3,788,636
Deduct pension values reported in SCT for the covered year	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$2,745,345		$2,163,081	$2,238,269		$1,868,678
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,550,230		$2,658,456	$3,182,881		$1,931,088
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options during the covered year	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year (as compared to prior year end) of any equity awards granted in any year prior to the covered year that are outstanding and unvested as of the end of such covered year	$2,932,715		$4,503,936	$2,623,284	-$	76,019
Add the change in fair value (whether positive or negative) as of the vesting date (as compared to prior year end) of any equity awards granted in any year prior to the covered year for which all applicable vesting conditions were satisfied during the covered year	$196,112	-$	116,844	$992,623	-$	859,140
Subtract the fair value of any equity awards granted in a year prior to the covered year that were forfeited in the covered year determined as of the end of the year prior to the covered year	$0		$0	$0		$0
Compensation Actually Paid to CEO	$9,147,241		$9,764,850	$9,612,920		$2,915,886
To calculate the amounts in the “Average Compensation Actually Paid to
Non-PEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2023	2022		2021	2020
Total Compensation for Other NEOs as reported SCT for the covered year	$2,084,653		$2,038,048	$2,129,323		$1,605,899
Deduct pension values reported in SCT for the covered year	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$978,519		$913,432	$945,152		$789,083
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,265,403		$1,122,620	$1,344,033		$815,437
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options during the covered year	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year (as compared to the prior year end) of any equity awards granted in any year prior to the covered year that are outstanding and unvested as of the end of such covered year	$1,238,412		$1,901,872	$1,127,484	-$	33,856
Add the change in fair value (whether positive or negative) as of the vesting date (as compared to prior year end) of any equity awards granted in any year prior to the covered year for which all applicable vesting conditions were satisfied during the covered year	$82,812	-$	47,979	$444,464	-$	378,248
Subtract the fair value of any equity awards granted in a year prior that were forfeited in the covered year determined as of the end of the year prior to the covered year	$0		$0	$0		$0
Compensation Actually Paid to Other NEOs	$3,692,761		$4,101,128	$4,100,152		$1,220,149

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	For 2023, 2022, 2021, and 2020 reflect the amounts of total compensation reported for our NEOs, other than our CEO, reported in the Summary Compensation Table. Messrs. Spurio, Kouzelos and Grove served as non-CEO
	NEOs for each of the years presented.
Peer Group Issuers, Footnote	Reflects cumulative total shareholder return on investment of $100 as of the beginning of each measurement period of the Company Peer Group (constituent companies defined on page 23), as described in the CD&A of the proxy statement for each applicable year. The peer group disclosed in the 2024 proxy statement is the same as the peer group disclosed in the 2023 proxy statement, other than the removal of Volt Information Sciences, Inc., which was acquired in April 2022 by American Cyberstreams, Inc. Volt Information Sciences, Inc. was removed from the peer group because it no longer publicly reported compensation data following the acquisition.
PEO Total Compensation Amount	$ 5,213,529	$ 4,882,383	$ 5,052,401	$ 3,788,636
PEO Actually Paid Compensation Amount	$ 9,147,241	9,764,850	9,612,920	2,915,886
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (“SCT”):

Compensation Actually Paid to the PEO Table	2023	2022		2021	2020
Total Compensation for CEO as reported SCT for the covered year	$5,213,529		$4,882,383	$5,052,401		$3,788,636
Deduct pension values reported in SCT for the covered year	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$2,745,345		$2,163,081	$2,238,269		$1,868,678
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$3,550,230		$2,658,456	$3,182,881		$1,931,088
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options during the covered year	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year (as compared to prior year end) of any equity awards granted in any year prior to the covered year that are outstanding and unvested as of the end of such covered year	$2,932,715		$4,503,936	$2,623,284	-$	76,019
Add the change in fair value (whether positive or negative) as of the vesting date (as compared to prior year end) of any equity awards granted in any year prior to the covered year for which all applicable vesting conditions were satisfied during the covered year	$196,112	-$	116,844	$992,623	-$	859,140
Subtract the fair value of any equity awards granted in a year prior to the covered year that were forfeited in the covered year determined as of the end of the year prior to the covered year	$0		$0	$0		$0
Compensation Actually Paid to CEO	$9,147,241		$9,764,850	$9,612,920		$2,915,886

Non-PEO NEO Average Total Compensation Amount	$ 2,084,653	2,038,048	2,129,323	1,605,899
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,692,761	4,101,128	4,100,152	1,220,149
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to
Non-PEO
NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO
named executive officers for each applicable year, as reported in the SCT for that year:

Compensation Actually Paid to the Non-PEO NEOs Table	2023	2022		2021	2020
Total Compensation for Other NEOs as reported SCT for the covered year	$2,084,653		$2,038,048	$2,129,323		$1,605,899
Deduct pension values reported in SCT for the covered year	$0		$0	$0		$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$978,519		$913,432	$945,152		$789,083
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0		$0	$0		$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,265,403		$1,122,620	$1,344,033		$815,437
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0		$0	$0		$0
Add dividends paid on unvested shares/share units and stock options during the covered year	$0		$0	$0		$0
Add the change in fair value (whether positive or negative) as of the end of the covered year (as compared to the prior year end) of any equity awards granted in any year prior to the covered year that are outstanding and unvested as of the end of such covered year	$1,238,412		$1,901,872	$1,127,484	-$	33,856
Add the change in fair value (whether positive or negative) as of the vesting date (as compared to prior year end) of any equity awards granted in any year prior to the covered year for which all applicable vesting conditions were satisfied during the covered year	$82,812	-$	47,979	$444,464	-$	378,248
Subtract the fair value of any equity awards granted in a year prior that were forfeited in the covered year determined as of the end of the year prior to the covered year	$0		$0	$0		$0
Compensation Actually Paid to Other NEOs	$3,692,761		$4,101,128	$4,100,152		$1,220,149

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

Pre-Tax Income	Organic Growth in Revenue	Earnings Per Share	Adjusted Earnings Per Share	Total Growth in Revenue

Total Shareholder Return Amount	$ 232.16	173.78	145.1	98.7
Peer Group Total Shareholder Return Amount	161.74	141.01	163.92	117.75
Net Income (Loss)	$ 120,970,000	$ 105,350,000	$ 70,890,000	$ 78,300,000
Company Selected Measure Amount	2.42	2.05	1.35	1.44
PEO Name	Mr. Grisko
New Peer Group Total Shareholder Return Amount	$ 161.74	$ 141.01	$ 163.93	$ 117.77
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Growth in Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Total Growth in Revenue
PEO | Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,745,345	2,163,081	2,238,269	1,868,678
PEO | Change In Pension Value Attributable To Plan Amendments Made [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Values of All Equity Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,550,230	2,658,456	3,182,881	1,931,088
PEO | Fair Value as of The Vesting Date of Any Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value of Equity Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,932,715	4,503,936	2,623,284	(76,019)
PEO | Change in Fair Value of Equity Awards Granted Vesting Condition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,112	(116,844)	992,623	(859,140)
PEO | Fair Value of Any Equity Awards were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	978,519	913,432	945,152	789,083
Non-PEO NEO | Change In Pension Value Attributable To Plan Amendments Made [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Values of All Equity Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,265,403	1,122,620	1,344,033	815,437
Non-PEO NEO | Fair Value as of The Vesting Date of Any Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value of Equity Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,238,412	1,901,872	1,127,484	(33,856)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted Vesting Condition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,812	(47,979)	444,464	(378,248)
Non-PEO NEO | Fair Value of Any Equity Awards were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0